CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (286,760)	$ (339,170)	$ (239,929)
Adjustments to reconcile net loss to cash, cash equivalents, and restricted cash provided by (used in) operating activities:
Depreciation and amortization - net of accretion	38,604	27,372	12,781
Amortization of right of use assets	23,744	11,940
Stock-based compensation	38,005	12,606	8,422
Warrant fair value adjustment	2,622	(6,243)	18,022
Inventory valuation adjustment	7,596	31,885	20,523
Changes in fair value of derivative instruments	23,043	1,102	2,996
Payment-in-kind interest	3,910	2,052
Net fair value adjustments and gain (loss) on sale of mortgage loans held for sale	(3,390)	(447)
Origination of mortgage loans held for sale	(127,658)	(23,194)
Proceeds from sale and principal collection of mortgage loans held for sale	125,635	21,525
Changes in operating assets and liabilities:
Escrow receivable	12,388	(3,110)	4,474
Real estate inventories	834,143	16,951	(1,015,207)
Other assets	4,315	(7,518)	(11,723)
Accounts payable and other accrued liabilities	(3,995)	(4,331)	16,375
Interest payable	(3,145)	475	3,629
Lease liabilities	(7,146)	(13,945)
Net cash provided by (used in) operating activities	681,911	(272,050)	(1,179,637)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(17,341)	(27,972)	(20,022)
Purchase of marketable securities	(174,530)	(79,319)	(22,926)
Proceeds from sales, maturities, redemptions and paydowns of marketable securities	170,005	45,025	40,373
Acquisitions, net of cash acquired		(32,812)	(4,857)
Net cash used in investing activities	(21,866)	(95,078)	(7,432)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series preferred stock	82
Proceeds from issuance of convertible notes		178,200	20,000
Proceeds from exercise of stock options	7,557	3,358	6,888
Proceeds from Business Combination and PIPE offering	1,013,926
Capital distributions of non-controlling interest		(3,276)
Proceeds from credit facilities and other secured borrowings	1,433,798	3,664,217	1,994,088
Principal payments on credit facilities and other secured borrowings	(2,250,192)	(3,495,411)	(1,176,541)
Payment of loan origination fees and debt issuance costs	(3,220)	(15,137)	(8,911)
Repurchase of common stock at fair value		(3,410)	(37,777)
Net cash provided by financing activities	160,661	646,179	1,496,494
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	820,706	279,051	309,425
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH - Beginning of year	684,822	405,771	96,346
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH - End of period	1,505,528	684,822	405,771
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION - Cash paid during the period for interest	56,937	85,910	44,574
DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock to common stock	1,385,632
Issuance of issuer stock rights in extinguishment convertible notes	212,940
Vesting of early exercised stock options	124	1,060	2,388
Conversion of convertible notes to Series E-1 preferred stock			23,816
Noncash financing, issuance of common stock for acquisition		6,650	(6,152)
Common Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance cost of Series preferred stock	(43,449)
Series A convertible preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Series preferred stock			(5,543)
Series B convertible preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Series preferred stock			(2,329)
Series D convertible preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series preferred stock	3	35,000
Repurchase of Series preferred stock			(147)
Series E convertible preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series preferred stock	$ 2,156		708,200
Issuance cost of Series preferred stock			$ (1,434)
Series E-2 convertible preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series preferred stock		282,875
Issuance cost of Series preferred stock		$ (237)